Business Segment Data - Schedule of Calculation of Reportable Segment's Adjusted EBITDA (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net income (loss)	$ 328,859	$ 112,037	$ (1,053,443)	$ (23,516)	$ (22,968)	$ 95,962	$ 78,158	$ 180	$ (636,063)	$ 151,332	$ 26,997
Interest expense, net									133,833	69,250	33,238
Loss on extinguishment of debt									37,248	0	0
Income tax expense (benefit)									100,971	1,619	107
DD&A									314,193	184,717	138,672
Impairment of proved oil and natural gas properties									432,116	6,600	28,871
Accretion of AROs									6,306	5,581	5,009
(Gain) loss on commodity derivative instruments									(749,988)	(29,294)	(34,905)
Cash settlements received (paid) on commodity derivative instruments									22,688	32,119	74,299
(Gain) loss on sale of properties									3,057	(85,621)	(9,761)
Acquisition related costs									6,668	8,313	4,538
Compensation expense									954,627	46,837	10,933
Amortization of investment premium									0	0	194
Non-cash compensation expense										1,057
Exploration costs									16,603	2,356	9,800
Provision for environmental remediation									2,852
Loss on office lease									2,622
Cash distributions from MEMP									6,144	26,006	19,263
Adjusted EBITDA									647,733	394,856	287,992
MEMP [Member]
Segment Reporting Information [Line Items]
Impairment of proved oil and natural gas properties									407,500		28,871
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income (loss)									(644,847)	102,511	31,877
Interest expense, net									133,833	69,250	33,238
Loss on extinguishment of debt									37,248
Income tax expense (benefit)									100,971	1,619	107
DD&A									310,321	184,312	138,672
Impairment of proved oil and natural gas properties									432,116	56,889	28,871
Accretion of AROs									6,306	5,581	5,009
(Gain) loss on commodity derivative instruments									(749,988)	(29,294)	(34,905)
Cash settlements received (paid) on commodity derivative instruments									22,688	32,119	74,299
(Gain) loss on sale of properties									3,057	(85,621)	(9,761)
Acquisition related costs									6,668	8,313	4,538
Compensation expense									954,627	46,837	10,933
Amortization of investment premium											194
Non-cash compensation expense										1,057
Exploration costs									16,603	2,356	9,800
Provision for environmental remediation									2,852
Loss on office lease									2,622
Non-cash equity (income) loss from MEMP									12,656	(1,847)	(696)
Cash distributions from MEMP									6,144	26,006	19,263
Adjusted EBITDA									653,877	420,088	311,439
Operating Segments [Member] | MRD [Member]
Segment Reporting Information [Line Items]
Net income (loss)									(762,926)	82,243	(14,641)
Interest expense, net									50,283	27,349	12,802
Loss on extinguishment of debt									37,248
Income tax expense (benefit)									99,850	1,311	(178)
DD&A									154,917	87,043	62,636
Impairment of proved oil and natural gas properties									24,576	2,527	18,339
Accretion of AROs									688	728	632
(Gain) loss on commodity derivative instruments									(257,734)	(3,013)	(13,488)
Cash settlements received (paid) on commodity derivative instruments									9,166	12,240	30,188
(Gain) loss on sale of properties									3,057	(82,773)	(2)
Acquisition related costs									2,305	1,584	403
Compensation expense									946,753	43,279	9,510
Exploration costs									15,813	1,226	7,337
Loss on office lease									1,180
Non-cash equity (income) loss from MEMP									12,656	(1,847)	(696)
Cash distributions from MEMP									6,144	26,006	19,263
Adjusted EBITDA									343,976	197,903	132,105
Operating Segments [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Net income (loss)									118,079	20,268	46,518
Interest expense, net									83,550	41,901	20,436
Income tax expense (benefit)									1,121	308	285
DD&A									155,404	97,269	76,036
Impairment of proved oil and natural gas properties									407,540	54,362	10,532
Accretion of AROs									5,618	4,853	4,377
(Gain) loss on commodity derivative instruments									(492,254)	(26,281)	(21,417)
Cash settlements received (paid) on commodity derivative instruments									13,522	19,879	44,111
(Gain) loss on sale of properties										(2,848)	(9,759)
Acquisition related costs									4,363	6,729	4,135
Compensation expense									7,874	3,558	1,423
Amortization of investment premium											194
Non-cash compensation expense										1,057
Exploration costs									790	1,130	2,463
Provision for environmental remediation									2,852
Loss on office lease									1,442
Adjusted EBITDA									$ 309,901	$ 222,185	$ 179,334